Matthews Asia Dividend Fund	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 96.1%

	Shares	Value

JAPAN: 31.2%
Shin-Etsu Chemical Co., Ltd.	1,035,500	$33,613,415
Nissin Foods Holdings Co., Ltd.	365,300	33,402,959
Disco Corp.	286,500	33,329,037
ITOCHU Corp.	1,021,300	33,260,115
Capcom Co., Ltd.	895,100	32,036,171
Keyence Corp.	63,800	31,268,939
Ajinomoto Co., Inc.	893,200	31,072,525
MISUMI Group, Inc.	1,139,900	28,643,762
Bandai Namco Holdings, Inc.	1,314,600	28,341,649
KATITAS Co., Ltd.	1,421,900	27,828,367
ORIX Corp.	1,668,400	27,508,607
Nomura Research Institute, Ltd.	1,152,100	26,944,989
GLP J-Reit	24,922	26,938,887
Tokio Marine Holdings, Inc.	1,369,600	26,357,894
Olympus Corp.	1,486,200	26,101,781
Dai-ichi Life Holdings, Inc.	1,356,400	24,935,358
Toray Industries, Inc.	4,237,700	24,242,740
Kakaku.com, Inc.	1,720,700	23,620,586
Hikari Tsushin, Inc.	162,300	22,807,460

Total Japan		542,255,241

CHINA/HONG KONG: 27.2%
Tencent Holdings, Ltd.	1,069,600	52,270,629
AIA Group, Ltd.	3,422,400	35,891,935
JD.com, Inc. A Shares	1,406,433	30,711,149
Yum China Holdings, Inc.	468,988	29,729,149
NetEase, Inc.	1,684,000	29,727,457
Minth Group, Ltd.	9,673,000	29,359,187
NARI Technology Co., Ltd. A Shares	7,317,940	28,847,689
Techtronic Industries Co., Ltd.	2,609,000	28,268,811
Midea Group Co., Ltd. A Shares	3,529,041	27,613,897
Link REIT	4,271,420	27,466,233
Yuexiu Transport Infrastructure, Ltd.	51,108,000	27,102,156
Wuliangye Yibin Co., Ltd. A Shares	942,200	26,914,338
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	6,352,280	26,866,499
China Tourism Group Duty Free Corp., Ltd. A Shares	978,424	26,123,348
Milkyway Chemical Supply Chain Service Co., Ltd. A Shares	1,387,974	22,173,049
Pharmaron Beijing Co., Ltd. A Shares	2,602,796	18,558,777
Mingyue Optical Lens Co., Ltd. A Shares	558,830	4,508,751

Total China/Hong Kong		472,133,054

AUSTRALIA: 8.9%
Ampol, Ltd.	1,323,932	26,992,232
CSL, Ltd.	136,397	26,416,065
Lottery Corp., Ltd.	7,620,052	26,208,105
Treasury Wine Estates, Ltd.	2,859,167	25,100,044
AUB Group, Ltd.	1,450,228	24,921,338
Breville Group, Ltd.	1,893,975	24,411,334

Total Australia		154,049,118

TAIWAN: 7.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,098,469	36,774,875
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	387,426	36,038,367

	Shares	Value

Delta Electronics, Inc.	2,958,000	$29,348,209
Chailease Holding Co., Ltd.	3,576,000	26,299,194

Total Taiwan		128,460,645

INDIA: 6.8%
Housing Development Finance Corp., Ltd.	1,038,317	33,296,821
Tata Consultancy Services, Ltd.	683,029	26,773,267
Power Grid Corp. of India, Ltd.	9,689,326	26,675,508
Hindustan Unilever, Ltd.	760,365	23,745,670
UNO Minda, Ltd.	1,322,398	7,753,178

Total India		118,244,444

SOUTH KOREA: 5.3%
Samsung Electronics Co., Ltd.	747,065	36,943,083
SK Telecom Co., Ltd.	753,010	27,938,268
Macquarie Korea Infrastructure Fund	2,778,205	26,720,707

Total South Korea		91,602,058

SINGAPORE: 3.0%
United Overseas Bank, Ltd.	1,200,700	26,930,553
Capitaland India Trust	31,745,500	26,052,493

Total Singapore		52,983,046

INDONESIA: 1.9%
PT Bank Rakyat Indonesia Persero Tbk	106,427,684	33,721,911

Total Indonesia		33,721,911

THAILAND: 1.8%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	35,752,900	30,864,998

Total Thailand		30,864,998

VIETNAM: 1.6%
FPT Corp.	8,100,740	27,354,459

Total Vietnam		27,354,459

BANGLADESH: 1.0%
GrameenPhone, Ltd.	6,522,835	17,525,593

Total Bangladesh		17,525,593

TOTAL INVESTMENTS: 96.1%		1,669,194,567
(Cost $1,666,667,456)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.9%		67,080,536

NET ASSETS: 100.0%		$1,736,275,103

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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